Related Party Transactions - Founder Shares (Details) - USD ($)							1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 27, 2024	Feb. 13, 2024	Dec. 31, 2023	Feb. 28, 2023	Mar. 02, 2021	Jan. 04, 2021	Feb. 28, 2021	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 07, 2022
Founder Shares
Common stock, par value (in dollars per share)			$ 0.0001					$ 0.0001	$ 0.0001
Private Placement
Shares issued (in shares)			1
CIK0001838821_ARYA Sciences Acquisition Corp IV
Founder Shares
Common stock, par value (in dollars per share)		$ 0.01
Private placement | CIK0001838821_ARYA Sciences Acquisition Corp IV
Private Placement
Holding period for transfer, assignment or sale of shares								30 days	30 days
Class A ordinary shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Founder Shares
Common stock, par value (in dollars per share)		0.0001	$ 0.0001					$ 0.0001	$ 0.0001	$ 0.0001
Private Placement
Shares issued (in shares)	3,799,016			4,189,831
Class B ordinary shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Founder Shares
Common stock, par value (in dollars per share)			0.0001					$ 0.0001	$ 0.0001	$ 0.0001
Sponsor | CIK0001838821_ARYA Sciences Acquisition Corp IV
Founder Shares
Share price (in dollars per share)		$ 24.00
Number of trading days		20 days
Trading day threshold period		30 days
Sponsor | Private placement | CIK0001838821_ARYA Sciences Acquisition Corp IV
Private Placement
Shares issued (in shares)					499,000
Share price (in dollars per share)					$ 10.00
Gross proceeds from private placement					$ 5,000,000.0
Sponsor | Class A ordinary shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Founder Shares
Common stock, par value (in dollars per share)											$ 0.0001
Number of trading days	20 days							20 days	20 days
Trading day threshold period	30 days							30 days	30 days
Threshold period after initial Business Combination	150 days
Sponsor | Class A ordinary shares | Minimum | CIK0001838821_ARYA Sciences Acquisition Corp IV
Founder Shares
Share price (in dollars per share)	$ 12.00		$ 12.00					$ 12.00	$ 12.00
Threshold period after initial Business Combination								150 days	150 days
Sponsor | Class B ordinary shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Founder Shares
Sponsor amount						$ 25,000
Shares issued (in shares)						3,737,500
Common stock, par value (in dollars per share)						$ 0.0001
Ownership interest, as converted percentage			20.00%					20.00%	20.00%
Number of shares no longer subject to forfeiture (in shares)					487,500
Period to not transfer, assign or sell Founder Shares								1 year	1 year
Sponsor | Class B ordinary shares | Maximum | CIK0001838821_ARYA Sciences Acquisition Corp IV
Founder Shares
Shares subject to forfeiture (in shares)						487,500
Independent directors | CIK0001838821_ARYA Sciences Acquisition Corp IV
Founder Shares
Shares issued (in shares)							90,000
Sponsor, company's officers and directors | Private placement | CIK0001838821_ARYA Sciences Acquisition Corp IV
Private Placement
Holding period for transfer, assignment or sale of shares								30 days	30 days